Liability related to future royalties and sales milestones, net - Units of Accounting (Details) $ in Millions		12 Months Ended
	Nov. 06, 2021 USD ($)	Dec. 31, 2022 USD ($) unit
Class of Stock
Number of units of accounting | unit		3
Blackstone
Class of Stock
Payments of equity issuance costs	$ (1.7)
Blackstone | Investor
Class of Stock
Amounts of related party transaction		$ 150.0
Blackstone | Liability Related To The Sale Of Future Royalties And Sales Milestones, Net [Member] | Investor
Class of Stock
Amounts of related party transaction		50.0
Blackstone | ADSs, Representing Ordinary Shares [Member] | Investor
Class of Stock
Amounts of related party transaction		100.0
Blackstone | Warrants [Member] | Investor
Class of Stock
Amounts of related party transaction		0.0
Net allocated consideration based on relative fair value after transaction costs		10.7
Blackstone | Estimate of Fair Value Measurement | Investor
Class of Stock
Amounts of related party transaction		160.3
Related Party Transaction, Amounts Of Transaction, Allocated Based On Relative Fair Value		150.0
Net allocated consideration based on relative fair value after transaction costs		147.4
Blackstone | Estimate of Fair Value Measurement | Liability Related To The Sale Of Future Royalties And Sales Milestones, Net [Member] | Investor
Class of Stock
Amounts of related party transaction		49.6
Related Party Transaction, Amounts Of Transaction, Allocated Based On Relative Fair Value		46.4
Net allocated consideration based on relative fair value after transaction costs		45.9
Blackstone | Estimate of Fair Value Measurement | ADSs, Representing Ordinary Shares [Member] | Investor
Class of Stock
Amounts of related party transaction		100.0
Related Party Transaction, Amounts Of Transaction, Allocated Based On Relative Fair Value		93.6
Net allocated consideration based on relative fair value after transaction costs		91.6
Blackstone | Estimate of Fair Value Measurement | Warrants [Member] | Investor
Class of Stock
Amounts of related party transaction		10.7
Related Party Transaction, Amounts Of Transaction, Allocated Based On Relative Fair Value		10.0
Net allocated consideration based on relative fair value after transaction costs		$ 9.9